Income Taxes (Schedule of Components of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities
Non-capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	29,353	27,799
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (29,353)	$ (27,799)